VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

September 30, 2022 (unaudited)

	Number of Shares	Value
COMMON STOCKS: 100.2%
Argentina: 0.0%
Bioceres Crop Solutions Corp. (USD) *	1,880	$24,478
Cresud SACIF y A (ADR) * †	3,798	20,775
		45,253
Australia: 9.0%
Alumina Ltd.	75,507	61,442
Ampol Ltd.	3,572	66,411
APA Group	17,511	108,300
Australian Agricultural Co. Ltd. *	8,894	9,814
Bega Cheese Ltd.	16,927	37,640
BHP Group Ltd.	162,743	4,066,355
BlueScope Steel Ltd.	14,967	146,104
Costa Group Holdings Ltd.	28,014	40,498
Elders Ltd. †	9,637	73,920
Evolution Mining Ltd.	58,375	76,547
Fortescue Metals Group Ltd. †	50,446	544,349
Glencore Plc (GBP)	150,713	791,821
GrainCorp Ltd.	14,205	71,824
IGO Ltd.	20,435	180,684
Inghams Group Ltd.	19,314	29,550
Lynas Rare Earths Ltd. * †	28,701	139,122
Newcrest Mining Ltd.	29,024	320,304
Northern Star Resources Ltd. †	37,484	188,662
Nufarm Ltd./Australia	17,068	54,978
Origin Energy Ltd.	25,567	85,268
OZ Minerals Ltd. †	10,109	168,099
Perseus Mining Ltd.	43,905	42,933
Rio Tinto Plc (GBP)	33,713	1,823,661
Rural Funds Group	23,067	33,965
Santos Ltd.	47,786	221,888
Select Harvests Ltd. †	6,673	22,566
South32 Ltd.	138,284	329,967
Tassal Group Ltd.	11,577	38,500
Turquoise Hill Resources Ltd. (CAD) * †	3,168	94,299
Washington H Soul Pattinson & Co. Ltd. †	3,409	58,909
Woodside Energy Group Ltd.	28,464	584,563
		10,512,943
Austria: 0.3%
Andritz AG	1,939	82,025
Mayr Melnhof Karton AG	232	29,865
OMV AG	2,110	76,336
Verbund AG	1,031	87,988
voestalpine AG	3,614	61,197
		337,411
Brazil: 3.5%
Adecoagro SA (USD) †	7,558	62,656
BrasilAgro - Co. Brasileira de Propriedades Agricolas	3,400	18,984
BRF SA (ADR) * †	45,834	107,252
Cia de Saneamento Basico do Estado de Sao Paulo (ADR)	3,136	28,569
	Number of Shares	Value
Brazil (continued)
Cia Siderurgica Nacional SA (ADR)	22,940	$54,597
Cosan SA	18,000	57,838
CSN Mineracao SA	14,100	8,629
Dexco SA	8,600	14,866
Engie Brasil Energia SA	1,600	11,392
Gerdau SA (ADR)	36,449	164,749
Klabin SA	30,350	101,843
Minerva SA	16,350	37,906
Neoenergia SA	5,500	15,558
Petroleo Brasileiro SA (ADR)	27,892	344,187
Sao Martinho SA	10,000	47,182
SLC Agricola SA	6,265	50,142
Suzano SA	21,300	175,241
Vale SA (ADR)	136,508	1,818,286
Wheaton Precious Metals Corp. (USD)	14,671	474,754
Yamana Gold, Inc. (USD)	30,918	140,058
Yara International ASA (NOK)	9,805	343,832
		4,078,521
British Virgin Islands: 0.0%
Lee & Man Paper Manufacturing Ltd. (HKD)	31,100	9,981
Nine Dragons Paper Holdings Ltd. (HKD)	41,757	25,908
		35,889
Canada: 10.2%
Agnico Eagle Mines Ltd. (USD)	14,809	625,384
Alamos Gold, Inc.	12,743	94,966
Algonquin Power & Utilities Corp. †	6,198	68,067
AltaGas Ltd. †	4,165	80,175
ARC Resources Ltd. †	9,964	120,303
B2Gold Corp. †	33,991	109,836
Ballard Power Systems, Inc. * †	2,188	13,471
Barrick Gold Corp. (USD)	57,245	887,298
Boralex, Inc.	924	29,501
Cameco Corp. (USD)	12,799	339,302
Canadian Natural Resources Ltd. (USD) †	16,958	789,734
Canadian Solar, Inc. (USD) *	466	17,359
Canadian Utilities Ltd. †	1,803	47,147
Canfor Corp. * †	1,612	23,593
Cenovus Energy, Inc.	21,284	328,697
Emera, Inc. †	3,953	160,790
Enbridge, Inc. (USD)	30,377	1,126,987
Equinox Gold Corp. * †	8,954	32,648
Filo Mining Corp. * †	2,622	31,657
First Majestic Silver Corp. †	7,687	59,077
Franco-Nevada Corp.	6,160	739,711
Innergex Renewable Energy, Inc.	1,386	17,541
Ivanhoe Mines Ltd. * †	18,279	118,264
Kinross Gold Corp. (USD)	41,798	157,160
Lundin Gold, Inc. †	2,441	17,054
Maple Leaf Foods, Inc. †	4,807	72,207

1

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Canada (continued)
Methanex Corp.	658	$21,071
Northland Power, Inc.	2,102	61,880
Novagold Resources, Inc. (USD) *	7,366	34,547
Nutrien Ltd. (USD)	35,446	2,955,487
Osisko Gold Royalties Ltd.	5,945	60,876
Pan American Silver Corp. (USD)	6,841	108,635
Pembina Pipeline Corp. †	8,309	253,736
Sandstorm Gold Ltd. †	4,623	24,056
SNDL, Inc. (USD) * †	15,268	33,284
SSR Mining, Inc. (USD)	6,815	100,249
Stella-Jones, Inc. †	1,689	47,669
Suncor Energy, Inc. (USD)	21,188	596,442
TC Energy Corp. (USD)	14,736	593,713
Teck Resources Ltd. (USD)	17,081	519,433
Tourmaline Oil Corp. †	4,819	251,778
TransAlta Renewables, Inc. †	980	10,427
West Fraser Timber Co. Ltd.	1,907	138,690
		11,919,902
Chile: 0.9%
Empresas CMPC SA	28,942	44,507
Empresas Copec SA	5,647	36,556
Lundin Mining Corp. (CAD)	21,274	108,069
Sociedad Quimica y Minera de Chile SA (ADR)	8,979	814,844
		1,003,976
China: 1.7%
Aluminum Corp. of China Ltd. (HKD)	119,500	38,644
Angang Steel Co. Ltd. (HKD)	44,840	11,061
Astra Agro Lestari Tbk PT (IDR)	24,700	13,356
Beijing Enterprises Water Group Ltd. (HKD)	37,200	8,531
China Coal Energy Co. Ltd. (HKD) †	29,200	26,305
China Gas Holdings Ltd. (HKD)	40,000	47,841
China Hongqiao Group Ltd. (HKD)	78,200	64,013
China Longyuan Power Group Corp. Ltd. (HKD)	30,629	38,273
China Petroleum & Chemical Corp. (HKD)	286,027	122,137
China Resources Gas Group Ltd. (HKD)	13,200	41,851
China Shenhua Energy Co. Ltd. (HKD)	50,491	150,239
CMOC Group Ltd. (HKD) * †	115,000	44,648
ENN Energy Holdings Ltd. (HKD)	11,400	151,993
Hong Kong & China Gas Co. Ltd. (HKD)	162,605	143,226
Jiangxi Copper Co. Ltd. (HKD)	34,400	39,684
JinkoSolar Holding Co. Ltd. (ADR) * †	282	15,620
Kunlun Energy Co. Ltd. (HKD)	54,600	39,296
	Number of Shares	Value
China (continued)
Maanshan Iron & Steel Co. Ltd. (HKD)	44,900	$9,283
PetroChina Co. Ltd. (HKD)	313,340	128,086
Power Assets Holdings Ltd. (HKD)	20,300	101,756
Shandong Chenming Paper Holdings Ltd. (HKD) *	9,900	2,732
Shandong Gold Mining Co. Ltd. (HKD) 144A †	22,300	35,480
Sinofert Holdings Ltd. (HKD) *	112,900	12,610
United Tractors Tbk PT (IDR)	22,900	49,170
Wilmar International Ltd. (SGD)	115,064	306,403
Xinyi Solar Holdings Ltd. (HKD)	40,000	42,004
Yankuang Energy Group Co. Ltd. (HKD) †	21,300	76,905
Zhaojin Mining Industry Co. Ltd. (HKD) *	38,100	26,083
Zijin Mining Group Co. Ltd. (HKD)	184,461	178,537
		1,965,767
Cyprus: 0.0%
Novolipetsk Steel PJSC (RUB) ø	26,910	0
Czech Republic: 0.1%
CEZ AS	2,339	80,199
Denmark: 0.4%
Bakkafrost P/F (NOK)	3,187	126,741
Orsted AS 144A	1,736	138,298
Vestas Wind Systems A/S	8,988	165,421
		430,460
Egypt: 0.0%
Abou Kir Fertilizers & Chemical Industries	18,608	23,639
Centamin Plc (GBP)	37,205	37,315
		60,954
Finland: 0.8%
Kemira Oyj	2,729	30,227
Metsa Board Oyj	4,448	32,318
Neste Oyj	6,342	276,332
Stora Enso Oyj	15,226	193,343
UPM-Kymmene Oyj	13,992	443,847
		976,067
France: 1.7%
Electricite de France SA	6,419	74,413
Eramet SA	259	20,378
Neoen SA 144A	404	13,458
SunPower Corp. (USD) * †	782	18,017
TotalEnergies SE	36,122	1,693,955
Veolia Environnement SA	6,235	119,116
Voltalia SA *	263	4,609
		1,943,946
Germany: 3.0%
Aurubis AG	953	49,731
Bayer AG	63,026	2,902,705
E.ON SE	20,356	156,327

2

	Number of Shares	Value
Germany (continued)
Encavis AG	1,064	$19,009
K+S AG	12,279	232,432
Nordex SE *	1,342	10,570
Siemens Energy AG	6,318	69,538
Siemens Gamesa Renewable Energy SA * †	2,062	35,936
Suedzucker AG	3,799	45,903
VERBIO Vereinigte BioEnergie AG	180	10,617
		3,532,768
Greece: 0.0%
Terna Energy SA	489	7,903
Hungary: 0.0%
MOL Hungarian Oil & Gas Plc	5,528	30,687
India: 1.2%
Reliance Industries Ltd. (USD) 144A (GDR)	23,833	1,382,841
Indonesia: 0.3%
Adaro Energy Indonesia Tbk PT	211,000	54,413
Aneka Tambang Tbk	257,700	32,653
Golden Agri-Resources Ltd. (SGD)	378,819	69,628
Indah Kiat Pulp & Paper Tbk PT	69,500	41,062
Merdeka Copper Gold Tbk PT *	438,747	112,935
Pabrik Kertas Tjiwi Kimia Tbk PT	33,700	16,267
Perusahaan Perkebunan London Sumatra Indonesia Tbk PT	175,100	12,393
Vale Indonesia Tbk PT *	63,800	26,595
		365,946
Ireland: 0.2%
Smurfit Kappa Group Plc (GBP)	6,962	197,565
Israel: 0.3%
Energix-Renewable Energies Ltd.	2,101	8,180
Enlight Renewable Energy Ltd. *	8,422	17,795
ICL Group Ltd.	46,215	371,346
		397,321
Italy: 0.4%
ACEA SpA	391	4,243
Eni SpA	35,871	381,106
ERG SpA	510	14,034
Snam SpA	29,222	118,065
		517,448
Japan: 2.7%
Chubu Electric Power Co., Inc. †	9,200	82,732
Daio Paper Corp. †	2,100	16,843
ENEOS Holdings, Inc. †	43,600	140,602
Hitachi Metals Ltd. *	6,317	95,028
Idemitsu Kosan Co. Ltd. †	2,900	63,020
	Number of Shares	Value
Japan (continued)
Inpex Corp.	14,800	$138,026
JFE Holdings, Inc. †	14,964	138,933
Kubota Corp. †	59,300	824,000
Kumiai Chemical Industry Co. Ltd.	4,400	31,033
Kurita Water Industries Ltd. †	865	30,707
Maruha Nichiro Corp.	2,336	39,742
NH Foods Ltd.	5,000	131,779
Nihon Nohyaku Co. Ltd.	2,100	12,262
Nippon Sanso Holdings Corp.	2,300	36,352
Nippon Steel Corp. †	24,400	338,595
Nippon Suisan Kaisha Ltd.	17,414	65,525
Nissan Chemical Corp.	7,100	317,150
Nisshin Seifun Group, Inc. †	11,550	116,647
Oji Holdings Corp. †	20,876	77,455
Sakata Seed Corp.	1,800	59,871
Sumitomo Forestry Co. Ltd.	3,683	56,059
Sumitomo Metal Mining Co. Ltd.	7,200	206,306
Tokyo Gas Co. Ltd.	5,400	91,148
		3,109,815
Kazakhstan: 0.0%
NAC Kazatomprom JSC (USD) (GDR)	2,083	51,932
Liechtenstein: 0.1%
Antofagasta Plc (GBP)	11,085	135,802
Luxembourg: 0.3%
ArcelorMittal SA	16,638	330,933
Malaysia: 0.4%
IOI Corp. Bhd	140,994	114,263
Kuala Lumpur Kepong Bhd	25,678	114,382
Petronas Dagangan Bhd	3,400	14,648
Petronas Gas Bhd	10,400	36,872
PPB Group Bhd	28,300	98,260
Press Metal Aluminium Holdings Bhd	92,600	80,192
QL Resources Bhd	60,900	65,405
		524,022
Mexico: 0.6%
Fresnillo Plc (GBP)	5,747	49,016
Gruma SAB de CV	11,695	112,195
Grupo Mexico SAB de CV	99,964	338,657
Industrias Penoles SAB de CV	6,032	58,731
Southern Copper Corp. (USD)	2,732	122,503
		681,102
Netherlands: 0.5%
OCI NV	5,813	212,736
Tenaris SA (ADR)	7,396	191,113
Ternium SA (ADR) †	6,440	176,391
		580,240
Norway: 1.2%
Aker BP ASA †	5,685	163,054
Austevoll Seafood ASA	5,462	37,000

3

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
Norway (continued)
Equinor ASA	14,281	$470,591
Mowi ASA	26,208	333,086
NEL ASA * †	14,302	15,756
Norsk Hydro ASA	43,204	231,643
Salmar ASA	3,628	122,188
Var Energi ASA	5,988	19,440
		1,392,758
Peru: 0.0%
Cia de Minas Buenaventura SAA (ADR)	7,504	50,502
Poland: 0.2%
KGHM Polska Miedz SA	4,369	76,575
Polski Koncern Naftowy ORLEN SA	7,325	78,918
Polskie Gornictwo Naftowe i Gazownictwo SA *	24,254	23,848
		179,341
Portugal: 0.1%
EDP Renovaveis SA	2,203	45,297
Galp Energia SGPS SA	7,399	71,160
Navigator Co. SA	5,766	19,638
		136,095
Russia: 0.0%
Evraz Plc (GBP)	10,824	0
Gazprom PJSC *∞ ø	125,520	0
LUKOIL PJSC ∞ ø	3,739	0
MMC Norilsk Nickel PJSC ∞ ø	1,284	0
Novatek PJSC ∞ ø	19,580	0
PhosAgro PJSC ∞ ø	4,623	0
PhosAgro PJSC (USD) (GDR) ∞ ø	89	0
Polyus PJSC (USD) (GDR) ∞ ø	1,669	0
Ros Agro Plc (USD) (GDR) ∞ ø	4,076	0
Rosneft Oil Co. PJSC ∞ ø	13,000	0
Severstal PAO (USD) (GDR) ∞ ø	4,118	0
Surgutneftegas PJSC ∞ ø	371,430	0
Tatneft PJSC (ADR) ∞ ø	2,680	0
		0
Saudi Arabia: 0.0%
S-Oil Corp. (KRW)	624	35,297
Singapore: 0.2%
Charoen Pokphand Indonesia Tbk PT (IDR)	462,900	171,532
First Resources Ltd.	23,400	22,538
Keppel Infrastructure Trust	37,100	13,929
Olam Group Ltd.	56,709	51,419
		259,418
South Africa: 2.1%
African Rainbow Minerals Ltd. †	3,392	46,149
Anglo American Platinum Ltd.	1,810	129,284
Anglo American Plc (GBP)	40,392	1,212,531
Astral Foods Ltd.	2,478	26,582
Gold Fields Ltd. (ADR)	28,967	234,343
	Number of Shares	Value
South Africa (continued)
Harmony Gold Mining Co. Ltd. (ADR)	17,631	$42,843
Impala Platinum Holdings Ltd. †	27,632	258,734
Northam Platinum Holdings Ltd. *	10,053	87,645
Omnia Holdings Ltd.	10,737	40,211
Royal Bafokeng Platinum Ltd.	2,547	20,229
Sasol Ltd.	8,680	136,733
Sibanye Stillwater Ltd.	89,208	206,232
		2,441,516
South Korea: 0.6%
Coway Co. Ltd.	494	18,474
CS Wind Corp.	217	9,112
Hyundai Steel Co.	2,658	51,631
Korea Zinc Co. Ltd.	230	95,097
POSCO Holdings, Inc.	2,409	351,395
SK Innovation Co. Ltd.	799	79,179
SK, Inc.	556	73,821
		678,709
Spain: 1.0%
Atlantica Sustainable Infrastructure Plc (USD)	597	15,701
Enagas SA †	3,535	54,696
Iberdrola SA	93,543	871,856
Repsol SA	20,466	235,063
		1,177,316
Sweden: 0.8%
BillerudKorsnas AB	6,004	70,490
Boliden AB	8,611	266,048
Epiroc AB	9,138	130,725
Holmen AB	2,440	92,591
Husqvarna AB	26,322	145,915
SSAB AB	19,815	84,442
Svenska Cellulosa AB SCA	16,202	205,582
		995,793
Taiwan: 0.4%
China Steel Corp.	399,472	334,888
Formosa Petrochemical Corp.	16,920	43,977
Sinon Corp.	20,000	24,286
Taiwan Fertilizer Co. Ltd.	46,200	79,854
		483,005
Tanzania: 0.2%
AngloGold Ashanti Ltd. (ADR)	13,596	187,897
Thailand: 0.3%
B Grimm Power PCL (NVDR)	8,600	7,656
Energy Absolute PCL (NVDR)	9,900	23,073
PTT Exploration & Production PCL (NVDR)	20,200	86,137
PTT PCL (NVDR)	205,500	184,800
SCG Packaging PCL (NVDR)	30,200	41,436
		343,102
Turkey: 0.3%
Eldorado Gold Corp. (USD) *	5,942	35,830
Eregli Demir ve Celik Fabrikalari TAS	53,971	83,939

4

	Number of Shares	Value
Turkey (continued)
Gubre Fabrikalari TAS *	3,214	$21,847
Hektas Ticaret TAS *	52,966	165,555
		307,171
United Kingdom: 4.9%
BP Plc	279,857	1,336,965
Centrica Plc *	87,674	68,783
Ceres Power Holdings Plc * †	1,002	4,044
CNH Industrial NV (USD)	62,556	698,751
ContourGlobal Plc 144A	1,567	4,402
DS Smith Plc	35,710	100,967
Endeavour Mining Plc (CAD)	5,951	110,354
ITM Power Plc * †	3,600	4,147
Kumba Iron Ore Ltd. (ZAR)	1,759	37,578
Mondi Plc	12,860	197,516
Pennon Group Plc	2,394	20,883
Severn Trent Plc	2,143	56,009
Shell Plc	110,085	2,730,368
SSE Plc	15,845	267,498
United Utilities Group Plc	6,131	60,525
		5,698,790
United States: 49.0%
A.O. Smith Corp.	1,169	56,790
Advanced Drainage Systems, Inc.	693	86,188
AGCO Corp.	3,921	377,083
Alcoa Corp.	5,722	192,602
Ameresco, Inc. *	289	19,213
American States Water Co.	336	26,191
American Vanguard Corp.	1,858	34,745
American Water Works Co., Inc.	1,668	217,107
Andersons, Inc.	2,040	63,301
Antero Resources Corp. *	4,104	125,295
APA Corp.	5,070	173,343
Archer-Daniels-Midland Co.	35,739	2,875,203
ATI, Inc. *	3,908	103,992
Atmos Energy Corp.	2,063	210,117
Baker Hughes Co.	14,612	306,268
Boise Cascade Co.	1,045	62,136
Bunge Ltd.	9,637	795,727
California Water Service Group	488	25,713
Cal-Maine Foods, Inc.	2,407	133,805
CF Industries Holdings, Inc.	13,249	1,275,216
Cheniere Energy, Inc.	3,772	625,812
Chesapeake Energy Corp. †	1,583	149,134
Chevron Corp.	29,454	4,231,656
Chord Energy Corp.	584	79,874
Civitas Resources, Inc.	1,083	62,153
Clearway Energy, Inc.	737	23,473
Cleveland-Cliffs, Inc. *	16,520	222,524
Commercial Metals Co.	3,832	135,959
ConocoPhillips	19,390	1,984,373
Continental Resources, Inc.	2,068	138,163
Corteva, Inc.	46,428	2,653,360
Coterra Energy, Inc.	11,838	309,209
Darling Ingredients, Inc. *	10,258	678,567
Deere & Co.	18,235	6,088,484
	Number of Shares	Value
United States (continued)
Devon Energy Corp.	9,795	$588,973
Diamondback Energy, Inc.	2,528	304,523
Elanco Animal Health, Inc. *	30,415	377,450
EOG Resources, Inc.	8,780	980,989
EQT Corp.	5,263	214,467
Essential Utilities, Inc.	2,404	99,478
Evoqua Water Technologies Corp. *	1,091	36,079
Exxon Mobil Corp.	63,159	5,514,412
Farmland Partners, Inc. †	1,577	19,981
First Solar, Inc. *	919	121,556
FMC Corp.	7,999	845,494
Franklin Electric Co., Inc.	353	28,844
Freeport-McMoRan, Inc.	46,093	1,259,722
Fresh Del Monte Produce, Inc.	2,393	55,613
FuelCell Energy, Inc. * †	3,547	12,095
Graphic Packaging Holding Co.	8,249	162,835
Green Plains, Inc. *	469	13,634
Halliburton Co.	13,521	332,887
Hecla Mining Co.	17,167	67,638
Hess Corp.	4,199	457,649
HF Sinclair Corp.	2,543	136,915
Howmet Aerospace, Inc.	13,292	411,122
Imperial Oil Ltd.	3,054	132,147
Ingredion, Inc.	4,078	328,361
International Paper Co.	9,917	314,369
Intrepid Potash, Inc. * †	594	23,505
Itron, Inc. *	409	17,223
Kinder Morgan, Inc.	29,384	488,950
Lindsay Corp.	697	99,866
Louisiana-Pacific Corp.	2,175	111,338
LSB Industries, Inc. *	4,022	57,313
Marathon Oil Corp.	10,609	239,551
Marathon Petroleum Corp.	8,110	805,566
Matador Resources Co.	1,629	79,691
Mission Produce, Inc. * †	2,629	38,015
Mosaic Co.	23,223	1,122,368
Murphy Oil Corp.	2,213	77,831
Murphy USA, Inc.	334	91,820
National Fuel Gas Co.	1,316	81,000
New Fortress Energy, Inc.	1,120	48,955
Newmont Corp.	25,792	1,084,038
NextEra Energy, Inc.	18,024	1,413,262
NiSource, Inc.	6,083	153,231
NOV, Inc.	5,829	94,313
Nucor Corp. †	8,462	905,349
Occidental Petroleum Corp.	14,049	863,311
ONEOK, Inc.	6,628	339,619
Ormat Technologies, Inc. †	514	44,307
Ovintiv, Inc.	3,870	178,020
Packaging Corp. of America	2,482	278,704
PDC Energy, Inc.	1,473	85,125
Pentair Plc	1,518	61,676
PG&E Corp. *	23,239	290,487
Phillips 66	7,140	576,341
Pilgrim’s Pride Corp. *	2,775	63,880

5

VANECK NATURAL RESOURCES ETF

SCHEDULE OF INVESTMENTS

(unaudited) (continued)

	Number of Shares	Value
United States (continued)
Pioneer Natural Resources Co.	3,518	$761,753
Plug Power, Inc. * †	4,721	99,188
PotlatchDeltic Corp.	1,819	74,652
Primo Water Corp.	1,434	17,997
Range Resources Corp.	3,923	99,095
Rayonier, Inc.	3,914	117,303
Reliance Steel & Aluminum Co.	1,970	343,588
Reliance Worldwide Corp. Ltd. (AUD)	6,162	13,477
Royal Gold, Inc.	2,133	200,118
Schlumberger NV	21,189	760,685
Scotts Miracle-Gro Co. †	2,559	109,397
Seaboard Corp.	16	54,443
SJW Group	244	14,054
SolarEdge Technologies, Inc. *	498	115,267
Southern Co.	15,928	1,083,104
Southwestern Energy Co. *	14,725	90,117
Steel Dynamics, Inc.	5,698	404,273
Sylvamo Corp.	882	29,900
Targa Resources Corp.	3,349	202,079
The Williams Companies, Inc.	18,259	522,755
Toro Co.	6,709	580,194
Tractor Supply Co.	7,106	1,320,863
Tyson Foods, Inc.	18,142	1,196,102
UGI Corp.	3,107	100,449
	Number of Shares	Value
United States (continued)
United States Steel Corp.	8,289	$150,197
Valero Energy Corp.	6,118	653,708
Vital Farms, Inc. *	1,589	19,020
Watts Water Technologies, Inc.	249	31,307
Westrock Co.	6,819	210,639
Weyerhaeuser Co.	20,121	574,656
Xylem, Inc.	1,652	144,319
		57,269,363
Zambia: 0.3%
First Quantum Minerals Ltd. (CAD)	17,779	303,422
Total Common Stocks (Cost: $124,031,099)		117,177,108

SHORT-TERM INVESTMENT HELD AS COLLATERAL FOR SECURITIES ON LOAN: 2.0%
Money Market Fund: 2.0% (Cost: $2,336,680)
State Street Navigator Securities Lending Government Money Market Portfolio	2,336,680	2,336,680
Total Investments: 102.2% (Cost: $126,367,779)		119,513,788
Liabilities in excess of other assets: (2.2)%		(2,547,999)
NET ASSETS: 100.0%		$116,965,789

Definitions:

ADR	American Depositary Receipt
AUD	Australia Dollar
CAD	Canadian Dollar
GBP	British Pound
GDR	Global Depositary Receipt
HKD	Hong Kong Dollar
IDR	Indonesian Rupiah
KRW	Korean Won
NOK	Norwegian Krone
NVDR	Non-Voting Depositary Receipt
RUB	Russian Ruble
SGD	Singapore Dollar
USD	United States Dollar
ZAR	South African Rand

Footnotes:

*	Non-income producing
†	Security fully or partially on loan. Total market value of securities on loan is $5,200,220.
ø	Restricted Security – the aggregate value of restricted securities is $0, or 0.0% of net assets
∞	Security is valued using significant unobservable inputs that factor in discount for lack of marketability and is classified as Level 3 in the fair value hierarchy.

144A	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended, or otherwise restricted. These securities may be resold in transactions exempt from registration, unless otherwise noted, and the value amounted $1,574,479, or 1.3% of net assets.
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Restricted securities held by the Fund as of September 30, 2022 are as follows:

Security	Acquisition Date	Number of Shares	Acquisition Cost	Value	% of Net Assets
Gazprom PJSC	03/20/2020	125,520	$405,298	$0	0.0%
LUKOIL PJSC	09/17/2021	3,739	286,106	0	0.0%
MMC Norilsk Nickel PJSC	03/12/2021	1,284	324,741	0	0.0%
Novatek PJSC	11/12/2020	19,580	360,887	0	0.0%
Novolipetsk Steel PJSC	09/27/2017	26,910	74,974	0	0.0%
PhosAgro PJSC	05/18/2021	4,623	234,849	0	0.0%
PhosAgro PJSC	05/18/2021	89	1,500	0	0.0%
Polyus PJSC	06/18/2021	1,669	143,850	0	0.0%
Ros Agro Plc	01/26/2022	4,076	61,117	0	0.0%
Rosneft Oil Co. PJSC	01/26/2022	13,000	98,218	0	0.0%
Severstal PAO	11/30/2011	4,118	76,229	0	0.0%
Surgutneftegas PJSC	12/16/2016	371,430	179,791	0	0.0%
Tatneft PJSC	11/25/2019	2,680	115,124	0	0.0%
			$2,362,684	$0	0.0%

Summary of Investments by Sector Excluding Collateral for Securities Loaned	% of Investments	Value
Consumer Discretionary	1.3%	$1,487,216
Consumer Staples	8.0	9,318,283
Energy	34.3	40,217,656
Health Care	2.8	3,313,440
Industrials	9.0	10,540,016
Information Technology	0.3	329,029
Materials	37.1	43,486,861
Real Estate	0.7	820,555
Utilities	6.5	7,664,052
	100.0%	$117,177,108
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